Accounting information and policies	12 Months Ended
Jun. 30, 2020
Disclosure Of Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Accounting information and policies
Accounting information and policies

Introduction

This section describes the basis of preparation of the consolidated financial statements and the group’s accounting policies that are applicable to the financial statements as a whole. Accounting policies, critical accounting estimates and judgements that are specific to a note are included in the note to which they relate. This section also explains new accounting standards, amendments and interpretations, that the group has adopted in the current financial year or will adopt in subsequent years.
1. Accounting information and policies
(a) Basis of preparation

The consolidated financial statements are prepared in accordance with the Companies Act 2006 and International Financial Reporting Standards (IFRS) and related interpretations as adopted for use in the European Union (EU) and as issued by the International Accounting Standards Board (IASB). IFRS as adopted by the EU differs in certain respects from IFRS as issued by the IASB. The differences have no impact on the group’s consolidated financial statements for the years presented. The consolidated financial statements are prepared on a going concern basis under the historical cost convention, unless stated otherwise in the relevant accounting policy.

The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the year. Actual results could differ from those estimates.

(b) Going concern

The potential financial impact of the Covid-19 pandemic has been modelled in our cash flow projections and stress tested by including several severe but plausible downside scenarios which are linked to our principal risks. In our downside Covid-19 scenario, we have considered the key impacts of the pandemic for each region including the potential restrictions on the sale of our products in both on-trade and off-trade channels. We have then considered the expected duration of those restrictions, as well as a forecast for the length of time to recovery (a return to 2019 volumes), based on industry projections. As a result of these factors, in our severe but plausible scenarios, we do not anticipate that the on-trade business recovers to volumes experienced in the year ending 30 June 2019 within the next 18 month period. Even with these negative sensitivities for each region taken into account, the group’s cash position is still considered to remain strong, as we have protected our liquidity by increasing the level of committed facilities and accelerating certain bond issuance programmes. Mitigating actions, should they be required, are all within management’s control and could include reduced advertising and promotion spend, dividend cash payments, non-essential overheads and non-committed capital expenditure in the next 12 months. Having considered the outcome of these assessments, it is deemed appropriate to prepare the consolidated financial statements on a going concern basis.

(c) Consolidation

The consolidated financial statements include the results of the company and its subsidiaries together with the group’s attributable share of the results of associates and joint ventures. A subsidiary is an entity controlled by Diageo plc. The group controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Where the group has the ability to exercise joint control over an entity but has rights to specified assets and obligations for liabilities of that entity, the entity is included on the basis of the group’s rights over those assets and liabilities.

(d) Foreign currencies

Items included in the financial statements of the group’s subsidiaries, associates and joint ventures are measured using the currency of the primary economic environment in which each entity operates (its functional currency). The consolidated financial statements are presented in sterling, which is the functional currency of the parent company.

The income statements and cash flows of non-sterling entities are translated into sterling at weighted average rates of exchange, other than substantial transactions that are translated at the rate on the date of the transaction. Exchange differences arising on the retranslation to closing rates are taken to the exchange reserve.

Assets and liabilities are translated at closing rates. Exchange differences arising on the retranslation at closing rates of the opening balance sheets of overseas entities are taken to the exchange reserve, as are exchange differences arising on foreign currency borrowings and financial instruments designated as net investment hedges, to the extent that they are effective. Tax charges and credits arising on such items are also taken to the exchange reserve. Gains and losses accumulated in the exchange reserve are recycled to the income statement when the foreign operation is sold. Other exchange differences are taken to the income statement. Transactions in foreign currencies are recorded at the rate of exchange at the date of the transaction.

The principal foreign exchange rates used in the translation of financial statements for the three years ended 30 June 2020, expressed in US dollars and euros per £1, were as follows:

	2020	2019	2018
US dollar
Income statement and cash flows(i)	1.26	1.29	1.35
Assets and liabilities(ii)	1.23	1.27	1.32
Euro
Income statement and cash flows(i)	1.14	1.13	1.13
Assets and liabilities(ii)	1.09	1.12	1.13
(i)    Weighted average rates
(ii)    Year end rates

The group uses foreign exchange hedges to mitigate the effect of exchange rate movements. For further information see note 15.

(e) Critical accounting estimates and judgements

Details of critical estimates and judgements which the directors consider could have a significant impact upon the financial statements are set out in the related notes as follows:

–	Exceptional items – management judgement whether exceptional or not – page 213

–
Taxation – management judgement of whether a provision is required and management estimate of amount of corporate tax payable or receivable, the recoverability of deferred tax assets and expectation on manner of recovery of deferred taxes – pages 219 and 220

–
Brands, goodwill and other intangibles – management judgement of the assets to be recognised and synergies resulting from an acquisition. Management judgement and estimate are required in determining future cash flows and appropriate applicable assumptions to support the intangible asset value – page 228

–
Post employment benefits – management judgement in determining whether a surplus can be recovered and management estimate in determining the assumptions in calculating the liabilities of the funds – page 239

–
Contingent liabilities and legal proceedings – management judgement in assessing the likelihood of whether a liability will arise and an estimate to quantify the possible range of any settlement and significant unprovided tax matters where maximum exposure is provided for each – page 269

Venezuela is a hyper-inflationary economy where the government maintains a regime of strict currency controls with multiple foreign currency rate systems. Access to US dollars on these exchange systems is very limited. The foreign currency denominated transactions and balances of the group’s Venezuelan operations are translated into the local functional currency (Venezuelan bolivar) at the rate they are expected to be settled, applying the most appropriate official exchange rate (DICOM). For consolidation purposes, the group converts its Venezuelan operations using management’s estimate of the exchange rate considering forecast inflation and the most appropriate official exchange rate. The exchange rate used to translate the results of the group’s Venezuelan operations was VES/£ 10,024,865 for the year ended 30 June 2020 (2019 - VES/£ 403,700). Movement in the price index for the year ended 30 June 2020 was 2,464% (2019 - 1,087,262%). The inflation rate used by the group is provided by an independent valuer, because no reliable, official published rate is available that is representative of the situation in Venezuela.

The following table presents the contribution of the group’s Venezuelan operations to the consolidated income statement, cash flow statement and net assets for the year ended 30 June 2020 and 30 June 2019 and with the amounts that would have resulted if the official DICOM exchange rate had been applied:

	Year ended 30 June 2020		Year ended 30 June 2019
	At estimated exchange rate	At DICOM exchange rate	At estimated exchange rate	At DICOM exchange rate
	10,024,865 VES/£	252,558 VES/£	403,700 VES/£	8,553 VES/£
	£ million	£ million	£ million	£ million
Net sales	—	3	—	3
Operating profit	—	10	—	2
Other finance income - hyperinflation adjustment	6	222	10	455
Net cash inflow from operating activities	—	6	—	5
Net assets	48	1,893	56	2,643
(f) New accounting standards and interpretations

The following amendments to the accounting standards, issued by the IASB which have been endorsed by the EU, have been adopted by the group from 1 July 2019 with no impact on the group’s consolidated results, financial position or disclosures:

–	Amendments to IAS 28 - Long-term Interests in Associates and Joint Ventures

–	Amendments to IFRS 9 - Prepayment Features with Negative Compensation

–	Improvements to IFRS 3 and IFRS 11 - Business combinations and Joint arrangements - Accounting for previously held interests

–	Improvements to IAS 12 - Income taxes - Accounting for income tax consequences of payments on financial instruments that are classified as equity

–	Improvements to IAS 23 - Borrowing costs on completed qualifying assets

The following amendments and standards issued by the IASB which have been endorsed by the EU, have been adopted by the group:

IFRS 15 – Revenue from contracts with customers. The group adopted IFRS 15 from 1 July 2017 by applying the modified retrospective transition method, recognising the cumulative effect of initially applying IFRS 15 as an adjustment to the balance of retained earnings as at 1 July 2017. Retained earnings for the year ended 30 June 2017 was not restated.

IFRS 16 – Leases. The group adopted IFRS 16 from 1 July 2019 by applying the modified retrospective method, meaning that the figures, as at, and for the years ended 30 June 2018 and 2019 have not been restated. IFRS 16 replaced existing lease guidance including IAS 17 - Leases, IFRIC 4, SIC-15 and SIC-27. Information in respect of the adoption of IFRS 16 is included in note 11.

Amendments to IAS 19 - Plan Amendment, Curtailment or Settlement.The amendment requires the remeasurement of service cost and interest charge for the rest of the period following plan amendments, settlements and curtailments using actuarial assumptions prevailing at the date of these events. The amendment is applicable to Diageo from 1 July 2019 on a prospective basis and has resulted in an additional service cost of £1 million following the remeasurement of the Irish Scheme.

The following amendment and standard, issued by the IASB has not been adopted by the group:

IFRS 17 – Insurance contracts (effective in the year ending 30 June 2022) is ultimately intended to replace IFRS 4.

Based on a preliminary assessment the group believes that the adoption of IFRS 17 will not have a significant impact on its consolidated results or financial position.

Amendments to IFRS 9, IAS 39 and IFRS 7 - Interest rate benchmark reform (phase 1). The amendment provides temporary relief from applying specific hedge accounting requirements to hedging relationships directly affected by interbank offered rate (IBOR) reform. The reliefs have the effect that IBOR reform should not generally cause hedge accounting to terminate.

There are a number of other amendments and clarifications to IFRS, effective in future years, which are not expected to significantly impact the group’s consolidated results or financial position.